Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Jun. 30, 2013
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

Schedule II

REVLON CONSUMER PRODUCTS CORPORATION AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Years Ended December 31, 2012, 2011 and 2010

(dollars in millions)

	Balance at Beginning of Year	Charged to Cost and Expenses	Other Deductions	Balance at End of Year
Allowance for Doubtful Accounts(a):
2012	$3.2	$0.6	$(0.3)	$3.5
2011	3.1	(0.1)	0.2	3.2
2010	3.8	(0.6)	(0.1)	3.1
Allowance for Volume and Early Payment Discounts(b):
2012	$15.7	$58.4	$(59.5)	$14.6
2011	15.2	54.4	(53.9)	15.7
2010	14.4	60.9	(60.1)	15.2
Allowance for Sales Returns(c):
2012	$57.8	$73.7	$(77.0)	$54.5
2011	59.9	77.0	(79.1)	57.8
2010	65.5	75.4	(81.0)	59.9

(a)	Includes doubtful accounts written off, less recoveries, as well as reclassifications and foreign currency translation adjustments.
(b)	Includes discounts taken, reclassifications and foreign currency translation adjustments.
(c)	Includes sales returns as a reduction to sales and cost of sales, and an increase to accrued liabilities and inventories.